Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 17,509.80
Total Fee Amount	18,648.15
Total Transaction Valuation	214,346,564.70
Total Offset Amount	0.00
Net Fee	$ 1,138.35
Offering Table N/A
Offset Table N/A	N/A